CAPITAL STOCK DISCLOSURE: Schedule of common shares outstanding (Tables)	12 Months Ended
Mar. 31, 2018
Tables/Schedules
Schedule of common shares outstanding

Year ended March 31,	2018		2017
	Common		Common
	Shares	Amount	Shares	Amount
	in 000'	in '000$	in 000'	in '000$
Balance, beginning of year	260,689	$18,360	253,439	$17,055
Options exercised (i)	18,471	4,358	--	--
Shares issued as compensation (ii) and (iii)	1,560	936	7,250	1,305
Balance, end of year	280,720	$23,654	260,689	$18,360